Document and Entity Information	Nov. 01, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001830043
Document Type	8-K/A
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	Bumble Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40054
Entity Tax Identification Number	85-3604367
Entity Address, Address Line One	1105 West 41st Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78756
City Area Code	(512)
Local Phone Number	696-1409
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	BMBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 1, 2023, the Board of Directors (the “Board”) of Bumble Inc. (the “Company”) approved a leadership succession plan pursuant to which, effective January 2, 2024 (the “Effective Date”), Lidiane Jones will become the Company’s Chief Executive Officer, and Whitney Wolfe Herd, the Company’s Founder and Chief Executive Officer, will become the Executive Chair of the Board and no longer serve in the capacity of Chief Executive Officer (the “Executive Chair Transition”). Ms. Wolfe Herd will continue to serve on the Board in her capacity as a Class III director. In connection with the Executive Chair Transition and effective as of the Effective Date, Ann Mather, the current Chair of the Board, will become Lead Director of the Board.